Income Taxes (Reconciliation Of Federal Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Tax-exempt interest income, net of disallowed interest	(1.00%)	(1.70%)	(1.30%)
Bank owned life insurance	(1.50%)	(2.30%)	(1.80%)
Tax credits (low income housing)	(5.20%)	(6.70%)	(4.80%)
State income tax expense, net of federal benefit	4.70%	(3.00%)	(1.60%)
Valuation allowance, net of federal benefit	(1.30%)	2.00%
Other	(1.20%)	(1.00%)	(1.90%)
Effective tax rate	29.50%	22.30%	23.60%